STOCK BASED COMPENSATION PLANS (10K) - Summary of valuation assumption (Details 2) - Stock options	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility					79.00%
Expected life			4 years 6 months	7 years	7 years
Expected dividends			0.00%	0.00%	0.00%
Risk-free interest rate					2.22%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	49.00%	59.00%	59.00%	78.00%
Expected life	3 years	4 years
Risk-free interest rate	1.06%	1.34%	1.46%	1.59%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.00%	66.00%	66.00%	79.00%
Expected life	4 years	4 years 6 months
Risk-free interest rate	1.90%	1.49%	1.49%	2.04%